Reconciliation of Beginning and Ending Amounts of Valuation Allowance on Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation Allowance [Line Items]
Balance at beginning of year	$ 4,754	$ 18,333	$ 25,256
Subsequent utilization of valuation allowance		(7)	(4)
Additions to valuation allowance	2,682	3,063	214
Exchange differences	(289)	(19)	(107)
Balance at end of year	7,147	4,754	18,333
Divestiture
Valuation Allowance [Line Items]
Divestitures		$ (16,616)	$ (7,026)